Condensed financial information of the parent company	12 Months Ended
Jun. 30, 2019
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 15 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4‑08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2019 and 2018.

PARENT COMPANY BALANCE SHEETS

	June 30, 2019	June 30, 2018

ASSETS
CURRENT ASSETS
Intercompany receivables	$6,623,561	$1,800,000

OTHER ASSETS
Investment in subsidiary	18,554,729	14,149,218

Total assets	$25,178,290	$15,949,218

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Other payable – related parties	$257,384	$74,131
Accrued expenses	167,765	41,552
Intercompany payables	227,927	—
Total current liabilities	653,076	115,683

Total liabilities	653,076	115,683

COMMITMENTS AND CONTINGENCIES

MEZZANINE EQUITY
Ordinary shares, $0.01 par value, 0 and 725,000 shares issued and outstanding as of June 30, 2019 and 2018, respectively	—	1,800,000

SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 21,964,027 and 20,000,000 share issued and outstanding as of June 30, 2019 and 2018, respectively	219,640	200,000
Additional paid-in capital	11,031,937	4,655,943
Statutory reserves	1,496,642	940,816
Retained earnings	12,085,566	8,277,801
Accumulated other comprehensive loss	(308,571)	(41,025)
Total shareholders' equity	24,525,214	14,033,535

Total liabilities and shareholders' equity	$25,178,290	$15,949,218

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended June 30,
	2019	2018	2017

OPERATING EXPENSES
General and administrative	$(309,466)	$(115,683)	$—

LOSS FROM OPERATIONS	(309,466)	(115,683)	—

EQUITY INCOME OF SUBSIDIARY	4,673,057	3,883,792	2,454,874

NET INCOME	4,363,591	3,768,109	2,454,874
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(267,546)	133,553	(135,663)
COMPREHENSIVE INCOME	$4,096,045	$3,901,662	$2,319,211

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2019	2018	2017

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,363,591	$3,768,109	$2,454,874
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Equity income of subsidiary	(4,673,057)	(3,883,792)	(2,454,874)
Change in operating assets and liabilities
Other payable – related parties	183,253	74,131	—
Accrued expenses	126,213	41,552	—
Net cash (used in) provided by operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	—	—	—

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	$—	$—	$—